EATON VANCE MANAGEMENT
Two International Place
Boston, MA 02110
Telephone: (617) 482-8260
Telecopy: (617) 338-8054

March 23, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Municipal Income Trust
Registration Statement on Form N-2 (333-; 811-09141)

Ladies and Gentlemen:

     Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Municipal Income Trust (the “Fund”), is a registration statement on Form N-2 relating to Registrant’s issuance pursuant to Rule 415 of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”).

     The Fund is a closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund for delayed offering. The registration fee for purposes of the initial filing of $55.80 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

     It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

     Questions should be directed to the undersigned at (617)672-8058.

Sincerely,

/s/Suzanne Lambert Suzanne Lambert Vice President